Research Collaboration Arrangement (Narrative) (Details) - C3J [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue expected milestone receivable amount	$ 1.5
Agreement option fee amount	$ 1.5